NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2016
Newbuildings [Abstract]
Components of newbuildings

(in thousands of $)	2016	2015
Purchase price installments	—	12,375
Interest costs capitalized	—	1,139
Other costs capitalized	—	47
	—	13,561